Revenue	9 Months Ended	12 Months Ended
	Sep. 25, 2022	Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue
3)	Revenue
The Company
recognizes revenue when it satisfies a performance obligation by transferring control of a good or service to a customer. Revenue is measured based on the consideration that the Company expects to be entitled to in exchange for the goods or services transferred. Taxes that are collected from a customer concurrent with revenue-producing activities are excluded from revenue.
Disaggregated
Revenue, net
by major source was as follows (in thousands):

	Three Months Ended		Nine Months Ended
	September 25, 2022	September 26, 2021	September 25, 2022	September 26, 2021
Electric motorcycles	$4,638	$1,165	$11,620	$5,357
Electric balance bikes, parts and accessories	7,017	5,572	25,214	16,914
Motorcycle parts and accessories	295	287	773	575
Apparel	3	3	8	87

Revenue, net	$11,953	$7,027	$37,615	$22,933

Revenue from the sale of electric motorcycles, electric balance bikes as well as parts and accessories and apparel are recorded when control is transferred to the customer, generally at the time of shipment to independent dealers and distributors or at the time of delivery to retail customers.
The Company offers sales incentive programs to independent dealers and retail customers designed to promote the sale of its products. The Company estimates its variable consideration related to its sales incentive programs using the expected value method. The Company accounts for consideration payable to a customer as part of its sales incentives as a reduction of revenue, which is accrued at the later of the date the related sale is recorded or the date the incentive program is both approved and communicated.
The Company offers the right to return eligible parts and accessories and apparel. When the Company offers a right to return, it estimates returns based on an analysis of historical trends and records revenue on the initial sale only in the amount that it expects to be entitled. The remaining consideration is deferred in a refund liability account. The refund liability is remeasured for changes in the estimate at each reporting date with a corresponding adjustment to revenue.
Variable consideration related to sales incentives and rights to return is adjusted at the earliest of when the amount of consideration the Company expects to receive changes, or the consideration becomes fixed. Adjustments for variable consideration related to previously recognized sales were not material during 2022 and 2021.
Shipping and handling costs associated with freight after control of a product has transferred to a customer are accounted for as fulfillment costs. The Company accrues for the shipping and handling in the same period that the related revenue is recognized.
The Company offers standard, limited warranties on its motorcycles, electric balance bikes, and parts and accessories. These warranties provide assurance that the product will function as expected and are not separate performance obligations. The Company accounts for estimated warranty costs as a liability upon transferring control to the customer.
Contract Liabilities
The Company maintains certain deferred revenue balances related to payments received at contract inception in advance of the Company’s performance under the contract and generally relates to customer deposits for electric balance bikes. Deferred revenue is recognized as revenue as the Company performs under the contract. Deferred revenue, included in
Accrued liabilities
on the
Combined balance sheets
, was as follows
(in
thousands):

	September 25, 2022	September 26, 2021
Balance, beginning of period	$1,644	$149
Balance, end of period	221	1,791
Previously deferred revenue recognized as revenue in the nine months ended September 25, 2022 and September 26, 2021 was $1,644 thousand and $149 thousand, respectively. The Company expects to recognize all of the remaining deferred revenue in 2022.

3) Revenue
The Company recognizes revenue when it satisfies a performance obligation by transferring control of a good or service to a customer. Revenue is measured based on the consideration that the Company expects to be entitled to in exchange for the goods or services transferred. Taxes that are collected from a customer concurrent with revenue-producing activities are excluded from revenue.
Disaggregated
Revenue, net
by major source was as follows for the years ended December 31, (in thousands):

	2021	2020	2019
Electric motorcycles	$8,706	$12,846	$11,712
Electric balance bikes	26,101	16,544	7,882
Parts and accessories	904	1,422	416
Apparel	95	51	178

Revenue, net	$35,806	$30,863	$20,188

Revenue from the sale of electric motorcycles, electric balance bikes as well as parts and accessories and apparel are recorded when control is transferred to the customer, generally at the time of shipment to independent dealers and distributors or at the time of delivery to retail customers.
The Company offers sales incentive programs to independent dealers and retail customers designed to promote the sale of its products. The Company estimates its variable consideration related to its sales incentive programs using the expected value method. The Company accounts for consideration payable to a customer as part of its sales incentives as a reduction of revenue, which is accrued at the later of the date the related sale is recorded or the date the incentive program is both approved and communicated.
During 2020, the Company made a sales concession to certain of its independent dealers related to retail store investments they had made for the sale and service of Harley-Davidson branded electric motorcycles. At the end of 2020, the Company was in the process of re-evaluating
its long-term strategic direction for its electric vehicle operations, including the distribution strategy. Given the critical importance of the relationship between the Company and its dealers, the Company made a one-time
concession payment, which was based on the investments the dealers had made. There were no commitments for future purchases from the dealers in exchange for the payment. As a result of this concession, the Company recorded a reduction to revenue of $15,271 thousand during 2020 for the change in the transaction consideration on previously recognized revenue related to electric vehicles sold by the Company to independent dealers through December 31, 2020. A corresponding amount was recorded in
Accrued liabilities
as of December 31, 2020. The Company has not historically offered similar concessions, did not offer similar concessions during 2021, and it does not anticipate similar concessions in the future.
The Company offers the right to return eligible parts and accessories and apparel. When the Company offers a right to return, it estimates returns based on an analysis of historical trends and records revenue on the initial sale only in the amount that it expects to be entitled. The remaining consideration is deferred in a refund liability account. The refund liability is remeasured for changes in the estimate at each reporting date with a corresponding adjustment to revenue.
Variable consideration related to sales incentives and rights to return is adjusted at the earliest of when the amount of consideration the Company expects to receive changes, or the consideration becomes fixed. Adjustments for variable consideration related to previously recognized sales were not material during 2021, 2020 and 2019.
Shipping and handling costs associated with freight after control of a product has transferred to a customer are accounted for as fulfillment costs. The Company accrues for the shipping and handling in the same period that the related revenue is recognized.
The Company offers standard, limited warranties on its motorcycles, electric balance bikes, and parts and accessories. These warranties provide assurance that the product will function as expected and are not separate performance obligations. The Company accounts for estimated warranty costs as a liability when control of the product transfers to the customer.
Contract Liabilities
The Company maintains certain deferred revenue balances related to payments received at contract inception in advance of the Company’s performance under the contract and generally relates to customer deposits for electric balance bikes. Deferred revenue is recognized as revenue as the Company performs under the contract. Deferred revenue, included in
Accrued liabilities
on the
Combined balance sheets
, was as follows as of December 31, (in thousands):

	2021	2020
Balance, beginning of period	$149	$—
Balance, end of period	1,644	149
Previously, deferred revenue recognized as revenue in 2021 was $149 thousand. The Company expects to recognize approximately $1,644 thousand of the remaining deferred revenue in 2022.